                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                   811-4977

Exact name of registrant as specified in charter:     Voyageur Insured Funds

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              August 31

Date of reporting period:                             February 28, 2005

Item 1.  Reports to Stockholders

         The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund of the Registrant, information on which is included in the following shareholder reports.





                                     DELAWARE
                                       INVESTMENTS(SM)
                                       --------------------------------------
                                       A member of Lincoln Financial Group(R)


FIXED INCOME


SEMIANNUAL REPORT FEBRUARY 28, 2005
--------------------------------------------------------------------------------

DELAWARE TAX-FREE ARIZONA INSURED FUND













[LOGO] POWERED BY RESEARCH.(SM)

TABLE
 OF CONTENTS

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                          1
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                                    3
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS:

     Statements of Net Assets                                        4

     Statements of Operations                                        7

     Statements of Changes in Net Assets                             8

     Financial Highlights                                            9

     Notes to Financial Statements                                  12
--------------------------------------------------------------------------------



Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE               For the Period September 1, 2004 to February 28, 2005
 OF FUND EXPENSES


As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DELAWARE TAX-FREE ARIZONA INSURED FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  Expenses
                                                           Beginning    Ending                   Paid During
                                                            Account     Account       Annualized   Period
                                                             Value       Value          Expense   9/1/04 to
                                                             9/1/04     2/28/05          Ratio     2/28/05
------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,028.70         0.82%      $4.12
Class B                                                     1,000.00    1,024.80         1.57%       7.88
Class C                                                     1,000.00    1,024.80         1.57%       7.88
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.73         0.82%      $4.11
Class B                                                     1,000.00    1,017.01         1.57%       7.85
Class C                                                     1,000.00    1,017.01         1.57%       7.85
------------------------------------------------------------------------------------------------------------

(1) Effective November 1, 2004, The Fund's manager increased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to decrease. Had the new expense waiver been in effect during the period, the Fund's expense analysis would be as follows:

                                                                                                  Expenses
                                                           Beginning    Ending                   Paid During
                                                            Account     Account       Annualized   Period
                                                             Value       Value          Expense   9/1/04 to
                                                             9/1/04     2/28/05          Ratio     2/28/05
------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,028.70         0.78%      $3.92
Class B                                                     1,000.00    1,024.80         1.53%       7.68
Class C                                                     1,000.00    1,024.80         1.53%       7.68
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.93         0.78%      $3.91
Class B                                                     1,000.00    1,017.21         1.53%       7.65
Class C                                                     1,000.00    1,017.21         1.53%       7.65
------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                      As of February 28, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following charts list each Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

DELAWARE TAX-FREE ARIZONA INSURED FUND
-----------------------------------------------------------------------
                                                           PERCENTAGE
SECTOR                                                   OF NET ASSETS
-----------------------------------------------------------------------
MUNICIPAL BONDS                                                98.28%
-----------------------------------------------------------------------
Airport Revenue Bonds                                          10.92%
City General Obligation Bonds                                   0.77%
Convention Center/Auditorium/Hotel Revenue Bonds                2.67%
Dedicated Tax & Fees Revenue Bonds                              3.04%
Escrowed to Maturity Bonds                                      0.64%
Higher Education Revenue Bonds                                  8.78%
Hospital Revenue Bonds                                         12.24%
Multifamily Housing Revenue Bonds                               9.02%
Municipal Lease Revenue Bonds                                  12.31%
Political Subdivision General Obligation Bonds                  1.10%
Pre-Refunded Bonds                                             10.89%
Public Power Revenue Bonds                                      3.11%
Public Utility District Revenue Bonds                           3.80%
School District General Obligation Bonds                        2.75%
School Districts                                                0.80%
Single Family Housing Revenue Bonds                             0.18%
Territorial General Obligation Bonds                            1.09%
Territorial Revenue Bonds                                       6.08%
Transportation Revenue Bonds                                    2.38%
Water & Sewer Revenue Bonds                                     5.71%
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          0.20%
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.48%
-----------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.52%
-----------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-----------------------------------------------------------------------

STATEMENTS                             DELAWARE TAX-FREE ARIZONA INSURED FUND
  OF NET ASSETS                        February 28, 2005 (Unaudited)

                                                          Principal     Market
                                                            Amount      Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.28%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 10.92%
  Phoenix Civic Improvement Corporation
    Airport Revenue Series B
    5.25% 7/1/32 (FGIC)(AMT)                             $9,300,000  $ 9,687,159
  Tucson Airport Authority
    5.35% 6/1/31 (AMBAC)(AMT)                             5,000,000    5,217,550
                                                                      ----------
                                                                      14,904,709

                                                                      ----------
City General Obligation Bonds - 0.77%
  DC Ranch Community Facilities
    5.00% 7/15/27 (AMBAC)                                 1,000,000    1,045,550
                                                                      ----------
                                                                       1,045,550
                                                                      ----------
Convention Center/Auditorium/Hotel Revenue Bonds - 2.67%
  Arizona Tourism & Sports Authority
    Tax Revenue Multipurpose Stadium
    Facilities Series A
    5.00% 7/1/28 (MBIA)                                   2,500,000    2,608,075
    5.00% 7/1/31 (MBIA)                                   1,000,000    1,038,980
                                                                      ----------
                                                                       3,647,055
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 3.04%
  Phoenix Industrial Development Authority
    Lease Revenue (Capitol Mall LLC II Project)
    5.00% 9/15/28 (AMBAC)                                 4,000,000    4,142,760
                                                                      ----------
                                                                       4,142,760
                                                                      ----------
Escrowed to Maturity Bonds - 0.64%
  Maricopa County School District #14
    (Creighton Elementary) Series C
    6.50% 7/1/08 (FGIC)                                     455,000      509,332
  Phoenix Street & Highway Revenue
    6.50% 7/1/09 (AMBAC)                                    350,000      361,743
                                                                      ----------
                                                                         871,075
                                                                      ----------
Higher Education Revenue Bonds - 8.78%
  Arizona State Board of Regents Certificates
    of Participation (University of Arizona
    Main Campus) Series 2000 A1
    5.125% 6/1/25 (AMBAC)                                 1,250,000    1,321,925
  Arizona State University Certificates of
    Participation (Research Infrastructure
    Project) 5.00% 9/1/30 (AMBAC)                         2,500,000    2,604,675
  Glendale Industrial Development Authority
    Educational Facilities
    (American Graduate School International)
    5.625% 7/1/20 (Connie Lee)                            1,000,000    1,045,860
    5.875% 7/1/15 (Connie Lee)                            2,500,000    2,615,875
  Mohave County Community College
    6.00% 3/1/20 (MBIA)                                   1,000,000    1,121,740
  South Campus Group Student Housing
    Revenue (Arizona State University South
    Campus Project) 5.625% 9/1/35 (MBIA)                  1,000,000    1,107,170
  University of Arizona Certificates of
    Participation (University of Arizona
    Parking and Student Housing)
    5.75% 6/1/19 (AMBAC)                                  1,000,000    1,099,240
  (University of Arizona Project) Series A
    5.125% 6/1/21 (AMBAC)                                 1,000,000    1,068,000
                                                                      ----------
                                                                      11,984,485
                                                                      ----------

                                                          Principal     Market
                                                            Amount      Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------
Hospital Revenue Bonds - 12.24%
  Maricopa County Industrial Development
    Authority (Catholic Healthcare West)
    Series A 5.50% 7/1/26                                 $1,000,000  $1,039,910
  Mesa Industrial Development Authority
    (Discovery Health Systems)
    Series A 5.625% 1/1/29 (MBIA)                          9,250,000  10,113,950
  Phoenix Industrial Development
    Authority Hospital Revenue
    (John C. Lincoln Health)
    Series B 5.75% 12/1/16 (Connie Lee)                    4,110,000   4,477,393
  Yavapai County Industrial Development
    Authority (Yavapai Regional
    Medical Center)
    5.25% 8/1/21 (RADIAN)                                  1,000,000   1,064,330
                                                                      ----------
                                                                      16,695,583
                                                                      ----------

Multifamily Housing Revenue Bonds - 9.02%
  Maricopa County Industrial Development
    Authority Multifamily Housing Revenue
    (Sly-Mar Apartments Projects)
    6.10% 4/20/36 (GNMA) (AMT)                             1,300,000   1,398,995
  Phoenix Industrial Development Authority
    Multifamily Housing Revenue
    (Capital Mews Apartments)
    5.70% 12/20/40 (GNMA) (AMT)                            2,000,000   2,091,680
    (Ventana Palms Apartments)
    6.15% 10/1/29 (MBIA)                                     510,000     542,462
    6.20% 10/1/34 (MBIA)                                     940,000   1,001,824
  Pima County Industrial Development
    Authority Multifamily Housing Revenue
    (Columbus Village) Series A
    6.00% 10/20/31 (GNMA)                                  1,150,000   1,157,659
    6.05% 10/20/41 (GNMA)                                  1,520,000   1,530,093
  Yuma Industrial Development Authority
    Multifamily Revenue Series A
    (Regency Apartments)
    5.50% 12/20/32 (GNMA)                                  2,000,000   2,004,300
    6.10% 9/20/19 (GNMA) (AMT)                             2,340,000   2,583,195
                                                                      ----------
                                                                      12,310,208
                                                                      ----------

Municipal Lease Revenue Bonds - 12.31%
  Arizona School Facilities Board
    Certificates of Participation Series A
    5.00% 9/1/18 (FGIC)                                    1,000,000   1,075,580
  Maricopa County Industrial Development
    Authority Correctional Facilities
    (Phoenix West Prison)
    5.375% 7/1/22 (ACA)                                      250,000     260,203
  Phoenix Industrial Development Authority
    Lease Revenue (Capitol Mall LLC Project)
    5.50% 9/15/27 (AMBAC)                                  5,000,000   5,450,149
  Pinal County Certificates of Participation
    5.125% 6/1/21 (AMBAC)                                  4,675,000   4,992,058
  Salt River Project Arizona Agricultural
    Improvement & Power District
    Certificates of Participation
    5.00% 12/1/18 (MBIA)                                   2,500,000   2,676,350
  University of Arizona Certificates of
    Participation Series B
    5.00% 6/1/31 (AMBAC)                                   2,250,000   2,332,238
                                                                      ----------
                                                                      16,786,578
                                                                      ----------

STATEMENTS                             DELAWARE TAX-FREE ARIZONA INSURED FUND
  OF NET ASSETS (CONTINUED)

                                                          Principal     Market
                                                            Amount      Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------
 Political Subdivision General Obligation Bonds - 1.10%
  Phoenix Variable Purpose Series B
    5.00% 7/1/27                                          $1,435,000  $1,498,040
                                                                      ----------
                                                                       1,498,040
                                                                      ----------
*Pre-Refunded Bonds - 10.89%
  Maricopa County School District #3
    (Tempe Elementary) Series E
    5.70% 7/1/16-09 (FGIC)                                 1,025,000   1,149,620
  Oro Valley Common Trust Funds Partnership
    5.75% 7/1/17-06 (MBIA)                                 1,000,000   1,052,590
  Puerto Rico Commonwealth Public
    Improvement 5.125% 7/1/30-11 (FSA)                       770,000     852,806
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.00% 7/1/27-12                                        1,000,000   1,106,220
    5.125% 7/1/31-11                                       1,205,000   1,334,586
  Puerto Rico Public Buildings Authority
    Series D 5.25% 7/1/27-12                                 730,000     807,314
  Southern Arizona Capital Facilities Finance
    (University of Arizona Project)
    5.10% 9/1/33 (MBIA)                                    2,650,000   2,946,694
  Surprise Municipal Property Excise
    Tax Revenue 5.70% 7/1/20-09 (FGIC)                     5,000,000   5,607,899
                                                                      ----------
                                                                      14,857,729
                                                                      ----------
 Public Power Revenue Bonds - 3.11%
  Energy Management Services
    (Arizona State University - Main Campus)
    5.25% 7/1/17 (MBIA)                                    1,500,000   1,649,730
  Salt River Project Arizona Agricultural
    Improvement & Power District Electric
    System Revenue (Salt River Project)
    Series A 5.00% 1/1/31                                    500,000     518,845
    Series B 5.00% 1/1/31 (MBIA)                           2,000,000   2,075,380
                                                                      ----------
                                                                       4,243,955
                                                                      ----------
 Public Utility District Revenue Bonds - 3.80%
  Maricopa County Pollution Control
    (Palo Verde Project) Series A
    5.05% 5/1/29 (AMBAC)                                   5,000,000   5,190,650
                                                                      ----------
                                                                       5,190,650
                                                                      ----------
 School District General Obligation Bonds - 2.75%
  Cochise County Unified School District #68
    7.50% 7/1/10 (FGIC)                                    1,000,000   1,207,620
  Maricopa County School District #14
    (Creighton School Improvement Project
    of 1990) Series C 6.50% 7/1/08 (FGIC)                    545,000     608,231
  Maricopa County School District #38
    (Madison Elementary)
    5.00% 7/1/14 (FSA)                                     1,750,000   1,934,782
                                                                      ----------
                                                                       3,750,633
                                                                      ----------
 School Districts - 0.80%
  Coconino County United School District #8
    (Aid Revenue) 5.00% 7/1/15 (MBIA)                      1,000,000   1,097,280
                                                                      ----------
                                                                       1,097,280
                                                                      ----------

                                                          Principal     Market
                                                            Amount      Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------
Single Family Housing Revenue Bonds - 0.18%
  Pima County Industrial Development
    Authority Single Family Housing
    Revenue B-1 6.10% 5/1/31
    (GNMA) (AMT)                                          $  240,000 $   250,944
                                                                     -----------
                                                                         250,944
                                                                     -----------
Territorial General Obligation Bonds - 1.09%
  Puerto Rico Commonwealth Refunding
    Public Improvements Series A
    5.50% 7/1/19                                           1,300,000   1,481,363
                                                                     -----------
                                                                       1,481,363
                                                                     -----------
Territorial Revenue Bonds - 6.08%
  Puerto Rico Commonwealth Public
    Improvement (Unrefunded Balance)
    5.125% 7/1/30 (FSA)                                      480,000     506,875
  Puerto Rico Commonwealth Public
    Improvement Series A 5.125% 7/1/31                     2,370,000   2,456,079
  Puerto Rico Electric Power Authority
    Power Revenue
    Series NN 5.00% 7/1/32 (MBIA)                          1,750,000   1,830,010
    Series OO 5.00% 7/1/13 (CIFG)                          1,500,000   1,654,065
  Puerto Rico Public Buildings Authority
    Revenue (Government Facilities) Series I
    5.25% 7/1/33                                             500,000     531,055
  Puerto Rico Public Buildings Authority
    Revenue (Unrefunded Balance) Series D
    5.25% 7/1/27                                             270,000     286,335
  Virgin Islands Public Finance Authority
    (Gross Receipts Taxes)
    5.00% 10/1/31 (ACA)                                    1,000,000   1,029,530
                                                                     -----------
                                                                       8,293,949
                                                                     -----------
Transportation Revenue Bonds - 2.38%
  Arizona State Transportation Board
    Highway Revenue Series A
    5.00% 7/1/23                                           1,000,000   1,064,820
  Arizona State Transportation Board
    Highway Revenue Series B
    5.25% 7/1/21                                           1,000,000   1,092,290
    5.25% 7/1/22                                           1,000,000   1,088,340
                                                                     -----------
                                                                       3,245,450
                                                                     -----------
Water & Sewer Revenue Bonds - 5.71%
  Gilbert Water Municipal Property
    Wastewater System & Utility Revenue
    4.90% 4/1/19                                             750,000     748,455
  Glendale Water & Sewer Revenue
    5.00% 7/1/28 (AMBAC)                                   2,000,000   2,087,880
  Phoenix Civic Improvement Corporation
    Wastewater Systems Revenue Junior Lien
    5.00% 7/1/24 (FGIC)                                    1,000,000   1,042,100
    5.00% 7/1/26 (FGIC)                                    3,750,000   3,917,175
                                                                     -----------
                                                                       7,795,610
                                                                     -----------
TOTAL MUNICIPAL BONDS
  (cost $125,910,517)                                                134,093,606
                                                                     -----------

STATEMENTS                             DELAWARE TAX-FREE ARIZONA INSURED FUND
  OF NET ASSETS (CONTINUED)


                                                       Number of      Market
                                                         Shares       Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.20%
--------------------------------------------------------------------------------
  Federated Arizona Municipal Cash Trust                 268,518    $    268,518
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $268,518)                                                        268,518
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 98.48%
  (cost $126,179,035)                                                134,362,124
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.52%                                           2,075,867
                                                                    ------------
NET ASSETS APPLICABLE TO 11,882,916 SHARES
  OUTSTANDING - 100.00%                                             $136,437,991
                                                                    ============

Net Asset Value - Delaware Tax-Free
  Arizona Insured Fund
  Class A ($117,030,910 / 10,194,407 Shares)                              $11.48
                                                                          ------
Net Asset Value - Delaware Tax-Free
  Arizona Insured Fund
  Class B ($12,911,815 / 1,123,900 Shares)                                $11.49
                                                                          ------
Net Asset Value - Delaware Tax-Free
  Arizona Insured Fund
  Class C ($6,495,266 / 564,609 Shares)                                   $11.50
                                                                          ------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $128,123,551
Undistributed net investment income                                        7,314
Accumulated net realized gain on investments                             124,037
Net unrealized appreciation of investments                             8,183,089
                                                                    ------------
Total net assets                                                    $136,437,991
                                                                    ============

* Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE ARIZONA INSURED FUND
Net asset value Class A (A)                                               $11.48
Sales charge (4.50% of offering price) (B)                                  0.54
                                                                          ------
Offering price                                                            $12.02
                                                                          ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS
  OF OPERATIONS                  Six Months Ended February 28, 2005 (Unaudited)


                                                                Delaware
                                                           Tax-Free Arizona
                                                             Insured Fund

INVESTMENT INCOME:
  Interest                                                      $ 3,349,192
                                                                -----------
EXPENSES:
  Management fees                                                   342,866
  Distribution expenses -- Class A                                  147,421
  Distribution expenses -- Class B                                   64,869
  Distribution expenses -- Class C                                   32,796
  Legal and professional fees                                         8,013
  Reports and statements to shareholders                             12,183
  Registration fees                                                   7,360
  Dividend disbursement and transfer agent fees and expenses         36,660
  Accounting and administration expenses                             22,811
  Custodian fees                                                      3,673
  Trustees' fees                                                      2,689
  Other                                                               3,167
                                                                -----------
                                                                    684,508
  Less expenses absorbed or waived                                  (44,765)
  Less expenses paid indirectly                                        (110)
                                                                -----------
  Total expenses                                                    639,633
                                                                -----------
NET INVESTMENT INCOME                                             2,709,559
                                                                -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                           151,646
  Net change in unrealized appreciation/depreciation
    of investments                                                  980,831
                                                                -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                   1,132,477
                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $3,842,036
                                                                ===========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS

                                                                                                     Delaware Tax-Free
                                                                                                    Arizona Insured Fund

                                                                                          Six Months                      Year
                                                                                             Ended                        Ended
                                                                                            2/28/05                      8/31/04
                                                                                          (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                  $   2,709,559               $   6,003,395
  Net realized gain (loss) on investments                                                      151,646                     336,166
  Net change in unrealized appreciation/depreciation of investments                            980,831                   3,703,965
                                                                                         -------------               -------------
  Net increase in net assets resulting from operations                                       3,842,036                  10,043,526
                                                                                         -------------               -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                 (2,387,781)
    Class B                                                                                   (213,852)                   (474,572)
    Class C                                                                                   (107,926)                   (251,768)

  Net realized gain on investments:
    Class A                                                                                   (248,176)                   (670,678)
    Class B                                                                                    (27,489)                    (74,157)
    Class C                                                                                    (13,869)                    (40,949)
                                                                                         -------------               -------------
                                                                                            (2,999,093)                 (6,789,179)
                                                                                         -------------               -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                  2,368,889                   8,836,672
    Class B                                                                                    242,894                   1,082,105
    Class C                                                                                    360,689                   1,206,593

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                  1,323,454                   3,027,025
    Class B                                                                                    130,854                     294,483
    Class C                                                                                     87,565                     230,858
                                                                                         -------------               -------------
                                                                                             4,514,345                  14,677,736
                                                                                         -------------               -------------
  Cost of shares repurchased:
    Class A                                                                                 (9,817,799)                (21,886,157)
    Class B                                                                                   (897,872)                 (3,007,102)
    Class C                                                                                   (645,298)                 (3,490,073)
                                                                                         -------------               -------------
                                                                                           (11,360,969)                (28,383,332)
                                                                                         -------------               -------------
Decrease in net assets derived from capital share transactions                              (6,846,624)                (13,705,596)
                                                                                         -------------               -------------
NET DECREASE IN NET ASSETS                                                                  (6,003,681)                (10,451,249)

NET ASSETS:
  Beginning of period                                                                      142,441,672                 152,892,921
                                                                                         -------------               -------------
  End of period(1)                                                                       $ 136,437,991               $ 142,441,672
                                                                                         =============               =============

(1) Including undistributed (distributions in excess of) net investment income           $       7,314               $       7,314
                                                                                         =============               =============


See accompanying notes

FINANCIAL
  HIGHLIGHTS


Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          DELAWARE TAX-FREE ARIZONA INSURED FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03    8/31/02(3)    8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.410     $11.160      $11.530     $11.500      $11.040     $10.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.231       0.469        0.502       0.510        0.521       0.525
Net realized and unrealized gain (loss) on investments          0.094       0.308       (0.253)      0.100        0.460       0.050
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.325       0.777        0.249       0.610        0.981       0.575
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.231)     (0.469)      (0.502)     (0.510)      (0.521)     (0.525)
Net realized gain on investments                               (0.024)     (0.058)      (0.117)     (0.070)          --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.255)     (0.527)      (0.619)     (0.580)      (0.521)     (0.525)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.480     $11.410      $11.160     $11.530      $11.500     $11.040
                                                              =======     =======      =======     =======      =======     =======
TOTAL RETURN(2)                                                 2.87%       7.09%        2.17%       5.54%        9.12%       5.47%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $117,031    $122,436     $129,683    $141,424     $141,298    $142,018
Ratio of expenses to average net assets                         0.82%       0.90%        0.86%       0.90%        0.95%       0.95%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               0.89%       0.90%        0.91%       0.90%        0.97%       0.98%
Ratio of net investment income to average net assets            4.05%       4.14%        4.37%       4.50%        4.65%       4.88%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.98%       4.14%        4.32%       4.50%        4.63%       4.85%
Portfolio turnover                                                 5%         19%          29%         46%          45%         50%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            DELAWARE TAX-FREE ARIZONA INSURED FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                             Year Ended
                                                            2/28/05(1)    8/31/04      8/31/03   8/31/02(3)     8/31/01     8/31/00
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.420     $11.170      $11.540     $11.500      $11.040     $10.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.188       0.384        0.416       0.426        0.437       0.444
Net realized and unrealized gain (loss) on investments          0.094       0.308       (0.253)      0.110        0.460       0.050
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.282       0.692        0.163       0.536        0.897       0.494
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.188)     (0.384)      (0.416)     (0.426)      (0.437)     (0.444)
Net realized gain on investments                               (0.024)     (0.058)      (0.117)     (0.070)          --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.212)     (0.442)      (0.533)     (0.496)      (0.437)     (0.444)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.490     $11.420      $11.170     $11.540      $11.500     $11.040
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.48%       6.28%        1.41%       4.83%        8.31%       4.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $12,912     $13,355      $14,666     $13,678       $8,864      $6,630
Ratio of expenses to average net assets                         1.57%       1.65%        1.61%       1.65%        1.70%       1.70%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.64%       1.65%        1.66%       1.65%        1.72%       1.73%
Ratio of net investment income to average net assets            3.30%       3.39%        3.62%       3.75%        3.90%       4.13%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.23%       3.39%        3.57%       3.75%        3.88%       4.10%
Portfolio turnover                                                 5%         19%          29%         46%          45%         50%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         DELAWARE TAX-FREE ARIZONA INSURED FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03    8/31/02(3)    8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.430     $11.180      $11.550     $11.520      $11.040     $10.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.188       0.384        0.415       0.426        0.438       0.444
Net realized and unrealized gain (loss) on investments          0.094       0.308       (0.253)      0.100        0.480       0.050
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.282       0.692        0.162       0.526        0.918       0.494
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.188)     (0.384)      (0.415)     (0.426)      (0.438)     (0.444)
Net realized gain on investments                               (0.024)     (0.058)      (0.117)     (0.070)          --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.212)     (0.442)      (0.532)     (0.496)      (0.438)     (0.444)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.500     $11.430      $11.180     $11.550      $11.520     $11.040
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.48%       6.27%        1.40%       4.73%        8.50%       4.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,495      $6,651       $8,544      $8,115       $3,230      $1,322
Ratio of expenses to average net assets                         1.57%       1.65%        1.61%       1.65%        1.70%       1.70%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.64%       1.65%        1.66%       1.65%        1.72%       1.73%
Ratio of net investment income to average net assets            3.30%       3.39%        3.62%       3.75%        3.90%       4.13%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.23%       3.39%        3.57%       3.75%        3.88%       4.10%
Portfolio turnover                                                 5%         19%          29%         46%          45%         50%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior toSeptember 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

NOTES
  TO FINANCIAL STATEMENTS                         February 28, 2005 (Unaudited)

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts statutory trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related footnotes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly". The amount of this expense for the six months ended February 28, 2005 was as follows:

                                  Delaware
                              Tax-Free Arizona
                                Insured Fund
                               ---------------
Earnings credits                    $110

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                  Delaware
                              Tax-Free Arizona
                                Insured Fund
                              ----------------
On the first $500 million          0.500%
On the next $500 million           0.475%
On the next $1.5 billion           0.450%
In excess of $2.5 billion          0.425%

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses do not exceed specified percentages of average daily net assets, as shown below.

                                                               Delaware
                                                          Tax-Free Arizona
                                                            Insured Fund
                                                           ---------------
Operating expense limitation as a percentage
  of average daily net assets (per annum)                       0.70%
Expiration date                                               10/31/04
Effective November 1, 2004 operating
  expense limitation as a percentage of
  average daily net assets (per annum)                          0.53%
Expiration date                                                3/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2005, each Fund had liabilities payable to affiliates as follows:
                                                            Delaware
                                                       Tax-Free Arizona
                                                          Insured Fund
                                                         ---------------
Investment management fees payable
  to (recievable from) DMC                                   $36,843
Dividend disbursing, transfer agent,
  accounting, and administration fees,
  and other expenses payable to DSC                           11,113
Other expenses payable to DMC
  and affiliates*                                             46,868

* DMC, as a part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including internal legal services provided to the Funds by DMC employees. For the six months ended February 28, 2005, the Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund was charged $548 and $822, respectively, for internal legal services provided by DMC.

For the six months ended February 28, 2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                            Delaware
                                                        Tax-Free Arizona
                                                         Insured Fund
                                                        ---------------
                                                              $1,002

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

3. INVESTMENTS
For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities as follows:

                                                            Delaware
                                                       Tax-Free Arizona
                                                         Insured Fund
                                                        ---------------
Purchases other than short-term investments               $3,389,325
Sales other than short-term investments                    6,478,828

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


3. INVESTMENTS (CONTINUED)
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                         Delaware
                                                    Tax-Free Arizona
                                                       Insured Fund
                                                    ----------------
Cost of investments                                    $126,179,035
                                                       ============
Aggregate unrealized appreciation                      $  8,395,021
Aggregate unrealized depreciation                          (211,932)
                                                       ------------
Net unrealized appreciation                            $  8,183,089
                                                       ============
4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                                     Delaware Tax-Free
                                                    Arizona Insured Fund
                                                 Six Months         Year
                                                   Ended            Ended
                                                  2/28/05*         8/31/04
                                               -----------------------------
Tax-exempt income                                $2,709,559      $6,206,615
Long-term capital gain                              289,534         582,564
                                                 ----------      ----------
Total                                            $2,999,093      $6,789,179
                                                 ==========      ==========


* Tax information for the period ended February 28, 2005, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                                          Delaware
                                                      Tax-Free Arizona
                                                        Insured Fund
                                                       ---------------
Shares of beneficial interest                          $128,123,551
Undistributed ordinary income                                17,917
Undistributed tax-exempt income                               7,314
Undistributed long-term capital gains (losses)              106,120
Capital loss carryforwards                                       --
Unrealized appreciation of investments                    8,183,089
                                                       ------------
Net assets                                             $136,437,991
                                                       ============

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended February 28, 2005, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                     Delaware Tax-Free
                                                    Arizona Insured Fund
                                                  -----------------------
                                                  Six Months        Year
                                                    Ended          Ended
                                                   2/28/05        8/31/04
Shares sold:
  Class A                                          206,343        778,110
  Class B                                           21,207         95,417
  Class C                                           31,370        105,384

Shares issued upon reinvestments
  of dividends and distributions:
  Class A                                          115,393        266,257
  Class B                                           11,401         25,870
  Class C                                            7,618         20,248
                                                  --------      ---------
                                                   393,332      1,291,286
                                                  --------      ---------
Shares repurchased:
  Class A                                         (857,919)    (1,933,973)
  Class B                                          (78,300)      (264,924)
  Class C                                          (56,090)      (308,011)
                                                  --------      ---------
                                                  (992,309)    (2,506,908)
                                                  --------      ---------
Net decrease                                      (598,977)    (1,215,622)
                                                  --------      ---------

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

                                                                 Six Months Ended                         Year Ended
                                                                       2/28/05                              8/31/04
                                                          --------------------------------     --------------------------------
                                                          Class B      Class A                 Class B      Class A
                                                           shares      shares      Amount       shares      shares       Amount
Delaware Tax-Free Arizona Insured Fund                     10,423      10,432      119,470      45,338       45,373     516,109

6. PROXY RESULTS
The shareholders of Voyageur Mutual Funds, Voyageur Insured Funds, Voyageur Investment Trust and Voyageur Mutual Funds II (each, a "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.

                                            VOYAGEUR INSURED FUNDS
                                   -----------------------------------------
                                                            SHARES VOTED
                                   SHARES VOTED FOR       WITHHELD AUTHORITY
----------------------------------------------------------------------------
Thomas L. Bennett                    25,076,354.183          602,982.118
----------------------------------------------------------------------------
Jude T. Driscoll                     25,120,168.869          559,167.432
----------------------------------------------------------------------------
John A. Fry                          25,085,403.645          593,932.656
----------------------------------------------------------------------------
Anthony D. Knerr                     25,066,460.446          612,875.855
----------------------------------------------------------------------------
Lucinda S. Landreth                  25,124,950.648          554,385.653
----------------------------------------------------------------------------
Ann R. Leven                         25,085,383.078          593,953.223
----------------------------------------------------------------------------
Thomas F. Madison                    25,067,669.009          611,667.292
----------------------------------------------------------------------------
Janet L. Yeomans                     25,123,301.246          556,035.055
----------------------------------------------------------------------------
J. Richard Zecher                    25,055,313.488          624,022.813
----------------------------------------------------------------------------

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.

                                                    For            Against        Abstain
                                                    ----           -------        -------
Delaware Tax-Free Arizona Insured Fund          6,190,221.176    309,262.809    454,358.291

7. FUND MERGERS
The net assets of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund prior to the Reorganizations were $134,516,467.57 and $46,891,286.79, respectively.

8. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005, or at any time during the period.

9. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

10. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

DELAWARE
INVESTMENTS(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund, but may be used with a prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                        AFFILIATED OFFICERS                    CONTACT INFORMATION
JUDE T. DRISCOLL                         MICHAEL P. BISHOF                      INVESTMENT MANAGER
Chairman                                 Senior Vice President and              Delaware Management Company
Delaware Investments Family of Funds     Chief Financial Officer                Philadelphia, PA
Philadelphia, PA                         Delaware Investments Family of Funds
                                         Philadelphia, PA                       NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                               Delaware Distributors, L.P.
Private Investor                         RICHELLE S. MAESTRO                    Philadelphia, PA
Rosemont, PA                             Executive Vice President,
                                         Chief Legal Officer and Secretary      SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                              Delaware Investments Family of Funds   DISBURSING AND TRANSFER AGENT
President                                Philadelphia, PA                       Delaware Service Company, Inc.
Franklin & Marshall College                                                     2005 Market Street
Lancaster, PA                            JOHN J. O'CONNOR                       Philadelphia, PA 19103-7094
                                         Senior Vice President and Treasurer
ANTHONY D. KNERR                         Delaware Investments Family of Funds   FOR SHAREHOLDERS
Managing Director                        Philadelphia, PA                       800 523-1918
Anthony Knerr & Associates
New York, NY                                                                    FOR SECURITIES DEALERS AND FINANCIAL
                                                                                INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                             800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                  WEB SITE
Philadelphia, PA                                                                www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9269)                                                       Printed in the USA
SA-WEST [2/05] IVES 4/05                                                 J10087

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME


SEMIANNUAL REPORT FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE MINNESOTA INSURED FUND






[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                      3

  Statements of Operations                                      6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                11
-----------------------------------------------------------------






    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                 For the Period September 1, 2004 to February 28, 2005
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DELAWARE TAX-FREE MINNESOTA INSURED FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                         Expenses
                                                            Beginning       Ending                      Paid During
                                                             Account        Account       Annualized      Period
                                                              Value          Value          Expense      9/1/04 to
                                                             9/1/04         2/28/05          Ratio        2/28/04
-------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00       $1,025.00         0.89%          $4.47
Class B                                                     1,000.00        1,021.30         1.64%           8.22
Class C                                                     1,000.00        1,021.20         1.64%           8.22
-------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00       $1,020.38         0.89%          $4.46
Class B                                                     1,000.00        1,016.66         1.64%           8.20
Class C                                                     1,000.00        1,016.66         1.64%           8.20
-------------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                        As of February 28, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists each Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

DELAWARE TAX-FREE MINNESOTA INSURED FUND
                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                93.49%
------------------------------------------------------------------------
Airport Revenue Bonds                                           4.48%

Corporate Backed Revenue Bonds                                  0.72%

Escrowed to Maturity Bonds                                     14.97%

Higher Education Revenue Bonds                                  3.89%

Hospital Revenue Bonds                                         18.80%

Miscellaneous Revenue Bonds                                     0.84%

Multifamily Housing Revenue Bonds                               6.72%

Municipal Lease Revenue Bonds                                   4.99%

Political Subdivision General Obligation Bonds                  1.24%

Pre-Refunded Bonds                                              2.84%

Public Power Revenue Bonds                                      9.32%

School District General Obligation Bonds                       19.35%

Single Family Housing Revenue Bonds                             0.25%

State General Obligation Bonds                                  2.33%

Territorial Revenue Bonds                                       2.75%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          5.70%
------------------------------------------------------------------------
Money Market                                                    4.99%

Variable Rate Demand Notes                                      0.71%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.19%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.81%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENTS                              DELAWARE TAX-FREE MINNESOTA INSURED FUND
  OF NET ASSETS                         February 28, 2005 (Unaudited)

                                                        Principal       Market
                                                          Amount        Value
MUNICIPAL BONDS - 93.49%
Airport Revenue Bonds - 4.48%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Revenue
    Series A 5.00% 1/1/22 (MBIA)                       $ 2,000,000   $ 2,115,020
    Series A 5.125% 1/1/25 (FGIC)                          100,000       103,873
    Series C 5.125% 1/1/20 (FGIC)                        2,000,000     2,135,400
    Series C 5.25% 1/1/32 (FGIC)                         6,595,000     6,954,230
                                                                     -----------
                                                                      11,308,523
                                                                     -----------
Corporate Backed Revenue Bonds - 0.72%
  Sartell Environmental Improvement
    Revenue (International Paper)
    Series A 5.20% 6/1/27                                1,800,000     1,822,140
                                                                     -----------
                                                                       1,822,140
                                                                     -----------
Escrowed to Maturity Bonds - 14.97%
  Dakota/Washington Counties Housing &
    Redevelopment Authority Anoka
    Single Family Residential Mortgage
    Revenue 8.45% 9/1/19 (GNMA) (AMT)                    9,000,000    13,151,520
  Dakota/Washington Counties Housing &
    Redevelopment Authority Bloomington
    Single Family Residential
    Mortgage Revenue
    8.15% 9/1/16 (MBIA) (GNMA) (AMT)                       405,000       562,966
    8.375% 9/1/21 (GNMA) (FHA)(AMT)                     14,115,000    21,068,190
  Western Minnesota Municipal Power
    Agency Supply Revenue Series A
    6.60% 1/1/10                                         2,000,000     2,203,400
    9.75% 1/1/16 (MBIA)                                    530,000       800,311
                                                                     -----------
                                                                      37,786,387
                                                                     -----------
Higher Education Revenue Bonds - 3.89%
  Minnesota State Colleges & Universities
    Revenue Series A 5.00% 10/1/22 (FSA)                 5,135,000     5,445,051
  Minnesota State Higher Education
    Facilities Authority Revenue
    (St. Catherine College)
    Series 5-N1 5.00% 10/1/18                            2,200,000     2,286,482
  St. Cloud Housing & Redevelopment
    Authority Revenue (State University
    Foundation Project) 5.00% 5/1/23                     2,000,000     2,095,220
                                                                     -----------
                                                                       9,826,753
                                                                     -----------
Hospital Revenue Bonds - 18.80%
  Duluth Economic Development Authority
    Health Care Facilities (Benedictine
    Health System) 5.25% 2/15/28                         8,500,000     8,752,705
  Minneapolis Health Care System Revenue
    (Allina Health Systems)
    Series A 5.75% 11/15/32                              7,800,000     8,285,784
    (Fairview Health Services)
    Series A 5.625% 5/15/32                              5,400,000     5,710,608
  Minneapolis/St. Paul Housing &
    Redevelopment Authority Health
    Care Systems Revenue
    5.00% 11/15/13 (AMBAC)                               6,490,000     6,569,567
    5.625% 12/1/22                                         650,000       685,783
    5.875% 12/1/29                                       1,000,000     1,057,430
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital) Series 97A
    5.75% 11/15/26 (MBIA)                               10,250,000    11,120,225

                                                        Principal       Market
                                                          Amount        Value
MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
  St. Louis Park Health Care
    Facilities Revenue
    (Park Nicollet Health Services)
    Series B 5.50% 7/1/25                              $ 2,000,000   $ 2,105,040
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue
    (St. Paul/Ramsey Medical Center Project)
    5.50% 5/15/13 (AMBAC)                                1,000,000     1,006,520
  Willmar (Rice Memorial Hospital Project)
    5.00% 2/1/22 (FSA)                                   1,000,000     1,062,570
    5.00% 2/1/25 (FSA)                                   1,000,000     1,053,150
                                                                     -----------
                                                                      47,409,382
                                                                     -----------
Miscellaneous Revenue Bonds - 0.84%
  Minneapolis Community Development
    Agency Supported Series G-3
    5.45% 12/1/31                                        2,000,000     2,110,940
                                                                     -----------
                                                                       2,110,940
                                                                     -----------
Multifamily Housing Revenue Bonds - 6.72%
  Chaska Waters Edge Multifamily Revenue
    Series A 7.30% 1/20/30 (GNMA)                        3,257,000     3,424,768
  Eagan Multifamily Revenue
    (Woodridge Apartments)
    5.90% 8/1/20 (GNMA)                                  1,000,000     1,049,850
  Hopkins Multifamily Revenue
    (Auburn Apartments Project)
    Series A 8.05% 6/20/31 (GNMA)                        3,790,000     4,015,581
  Minneapolis Multifamily Housing Revenue
    (Bottineau Commons Project)
    5.45% 4/20/43 (GNMA) (AMT)                           1,500,000     1,543,020
    (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                                 4,000,000     4,085,839
  Minneapolis/St. Paul Housing Finance
    Board Revenue (Trinity Apartments)
    Series A 8.125% 12/1/14)
    (GNMA) (FHA) (AMT)                                      10,000        10,006
  Minnesota State Housing Finance Agency
    Rental Housing Revenue Series C-2
    5.95% 2/1/15 (AMBAC)                                 1,692,000     1,727,989
  White Bear Lake Multifamily Revenue
    (Lake Square) Series A
    5.875% 2/1/15 (FHA)                                  1,055,000     1,101,684
                                                                     -----------
                                                                      16,958,737
                                                                     -----------
Municipal Lease Revenue Bonds - 4.99%
  Hopkins Housing & Redevelopment
    Authority Public Works and Fire Station
    Series A 5.00% 2/1/23 (MBIA)                         1,210,000     1,280,918
  Minneapolis Special School District #001
    Series A
    5.00% 2/1/18 (FSA)                                   1,545,000     1,657,399
    5.00% 2/1/19 (FSA)                                   1,535,000     1,645,704
    5.00% 2/1/20 (FSA)                                   1,690,000     1,803,923
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.125% 12/1/27                                       2,000,000     2,114,600
    5.25% 12/1/27                                        3,840,000     4,092,326
                                                                     -----------
                                                                      12,594,870
                                                                     -----------

STATEMENTS                              DELAWARE TAX-FREE MINNESOTA INSURED FUND
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                          Amount       Value
 MUNICIPAL BONDS (continued)
 Political Subdivision General Obligation Bonds - 1.24%
   Dakota County Community Development
     Agency Governmental Housing
     Development 5.00% 1/1/21                          $ 1,275,000   $ 1,348,248
   Western Lake Superior Sanitation
     District Series A
     6.00% 10/1/08 (MBIA) (AMT)                            400,000       407,768
     6.10% 10/1/09 (MBIA) (AMT)                            425,000       433,742
     6.20% 10/1/10 (MBIA) (AMT)                            450,000       459,509
     6.20% 10/1/11 (MBIA) (AMT)                            475,000       484,472
                                                                     -----------
                                                                       3,133,739
                                                                     -----------
*Pre-Refunded Bonds - 2.84%
  +Minneapolis/St. Paul Housing &
     Redevelopment Authority Health
     Care Systems (Children's Health Care)
     Series A 5.50% 8/15/25-05 (FSA)                     2,250,000     2,328,615
   Southern Minnesota Municipal Power
     Agency Supply Revenue Series A
     5.75% 1/1/18-05                                     3,790,000     4,116,091
     5.75% 1/1/18-05 (AMBAC)                               670,000       727,647
                                                                     -----------
                                                                       7,172,353
                                                                     -----------
 Public Power Revenue Bonds - 9.32%
   Minnesota State Municipal Power Agency
     Series A 5.00% 10/1/34                              2,000,000     2,053,580
  +Northern Municipal Power Agency Electric
     System Revenue, Inverse Floater ROLS
     Series II-R-32 8.496% 1/1/13 (FSA)                  4,585,000     5,468,713
   Shakopee Public Utilities Commission
     Public Utilities Revenue
     5.125% 2/1/26 (MBIA)                                1,850,000     1,944,054
  +Southern Minnesota Municipal Power
     Agency Supply System Revenue,
     Inverse Floater ROLs Series II-R-189
     5.308% 1/1/16 (AMBAC)                               5,000,000     5,636,700
   Southern Minnesota Municipal Power
     Agency Supply Revenue Series A
     5.25% 1/1/15 (AMBAC)                                1,500,000     1,689,600
     5.25% 1/1/16 (AMBAC)                                5,000,000     5,636,700
   Western Minnesota Municipal Power Agency
     Series B 5.00% 1/1/15 (MBIA)                        1,000,000     1,099,010
                                                                     -----------
                                                                      23,528,357
                                                                     -----------
 School District General Obligation Bonds - 19.35%
   Big Lake Independent School
     District #727 Series A
     5.00% 2/1/17 (FSA)                                  1,040,000     1,112,166
     5.00% 2/1/20 (FSA)                                  1,000,000     1,054,330
   Centennial Independent School
     District #012 Series A
     5.00% 2/1/18 (FSA)                                  1,270,000     1,362,393
   Lakeville Independent School
     District 194-A 4.75% 2/1/22 (FSA)                   2,350,000     2,438,689
   Morris Independent School
     District #769 5.00% 2/1/24 (MBIA)                   4,875,000     5,138,785

                                                        Principal      Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
School District General Obligation Bonds (continued)
  Mounds View Independent School
    District #621
    5.00% 2/1/20 (MBIA)                              $  2,970,000   $  3,170,208
    5.375% 2/1/24 (FGIC)                                6,170,000      6,811,124
  Osseo Independent School District #279
    Series A 5.00% 2/1/21 (FSA)                         3,570,000      3,796,624
  Robbinsdale Independent School
    District #281 5.00% 2/1/21 (FSA)                    1,310,000      1,393,159
 +Rockford Independent School
    District #883, Inverse Floater ROLS
    Series II-R-30-B 9.206% 2/1/21 (FSA)                1,605,000      1,916,563
++Rosemount Independent School
    District #196 Series B
    5.80% 4/1/09 (FSA)                                  1,860,000      1,636,056
    5.85% 4/1/10 (FSA)                                  2,240,000      1,889,507
++Sauk Rapids Independent School
    District #047 Series B
    5.983% 2/1/15 (FSA)                                 2,700,000      1,700,541
    6.083% 2/1/17 (FSA)                                 2,245,000      1,251,408
 +South Washington County Independent
    School District #833, Inverse Floater ROLS
    9.206% 2/1/20 (MBIA)                                3,440,000      4,107,773
    9.206% 2/1/21 (MBIA)                                3,645,000      4,352,567
  St. Michael Independent School
    District #885
    5.00% 2/1/20 (FSA)                                  1,970,000      2,102,798
    5.00% 2/1/27 (FSA)                                  3,435,000      3,574,461
                                                                    ------------
                                                                      48,809,152
                                                                    ------------
Single Family Housing Revenue Bonds - 0.25%
  Dakota County Housing & Redevelopment
    Authority Single Family
    Mortgage Revenue
    5.85% 10/1/30 (GNMA) (FNMA) (AMT)                     561,000        576,316
    6.70% 10/1/17 (FNMA)                                   55,000         56,202
                                                                    ------------
                                                                         632,518
                                                                    ------------
State General Obligation Bonds - 2.33%
  Minnesota State 5.00% 11/1/20 (FSA)                   5,500,000      5,868,500
                                                                    ------------
                                                                       5,868,500
                                                                    ------------
Territorial Revenue Bonds - 2.75%
  Puerto Rico Electric Power Authority
    Power Revenue
    Series GG 4.75% 7/1/21 (FSA)                        1,000,000      1,031,310
    Series OO 5.00% 7/1/13 (CIFG)                       3,640,000      4,013,864
  Virgin Islands Public Finance Authority
    5.25% 10/1/22                                       1,785,000      1,900,454
                                                                    ------------
                                                                       6,945,628
                                                                    ------------
TOTAL MUNICIPAL BONDS
  (cost $217,995,536)                                                235,907,979
                                                                    ------------

STATEMENTS                              DELAWARE TAX-FREE MINNESOTA INSURED FUND
  OF NET ASSETS (CONTINUED)

                                                Number of / Principal
                                                  Shares  /  Amount
 SHORT TERM INVESTMENTS - 5.70%
 Money Market -- 4.99%
   Federated Minnesota Municipal
     Cash Trust                                       12,600,000   $ 12,600,000
                                                                   ------------
                                                                     12,600,000
                                                                   ------------
^Variable Rate Demand Notes - 0.71%
   Minneapolis Library 1.72% 12/1/32
     (SPA, Dexia Credit Local)                       $ 1,800,000      1,800,000
                                                                   ------------
                                                                      1,800,000
                                                                   ------------
 TOTAL SHORT-TERM INVESTMENTS
   (cost $14,400,000)                                                14,400,000
                                                                   ------------

 TOTAL MARKET VALUE OF SECURITIES - 99.19%
   (cost $232,395,536)                                              250,307,979
 RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 0.81%                                         2,035,723
                                                                   ------------
 NET ASSETS APPLICABLE TO 22,904,995 SHARES
   OUTSTANDING - 100.00%                                           $252,343,702
                                                                   ============

 Net Asset Value -- Delaware Tax-Free
   Minnesota Insured Fund Class A
   ($225,565,943 / 20,474,995 Shares)                                    $11.02
                                                                         ------
 Net Asset Value -- Delaware Tax-Free
   Minnesota Insured Fund Class B
   ($13,718,238 / 1,246,272 Shares)                                      $11.01
                                                                         ------
 Net Asset Value -- Delaware Tax-Free
   Minnesota Insured Fund Class C
   ($13,059,521 / 1,183,728 Shares)                                      $11.03
                                                                        -------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                              $234,128,281
Distributions in excess of net investment income                         (7,427)
Accumulated net realized gain on investments                            310,405
Net unrealized appreciation of investments                           17,912,443
                                                                   ------------
Total net assets                                                   $252,343,702
                                                                   ============

 *Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury Bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
 ^Variable Rate Notes. The interest rate shown is the rate as of February 28,
  2005.
 +An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2005.
++Zero coupon bond. The interest rate shown is the yield at the time of purchase.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Option Longs
SPA - Stand-by Purchase Agreement

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE MINNESOTA INSURED FUND
Net asset value Class A (A)                                              $11.02
Sales charge (4.50% of offering price) (B)                                 0.52
                                                                         ------
Offering price                                                           $11.54
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                        DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  OF OPERATIONS                   Six Months Ended February 28, 2005 (Unaudited)

                                                                   Delaware
                                                              Tax-Free Minnesota
                                                                 Insured Fund
INVESTMENT INCOME:
  Interest                                                        $6,279,770
                                                                  ----------

EXPENSES:
  Management fees                                                    625,557
  Distribution expenses -- Class A                                   280,328
  Distribution expenses -- Class B                                    69,713
  Distribution expenses -- Class C                                    62,150
  Dividend disbursing and transfer agent fees and expenses            69,565
  Reports and statements to shareholders                              34,967
  Accounting and administration expenses                              41,610
  Legal and professional fees                                         22,351
  Registration fees                                                    8,909
  Custodian fees                                                       6,827
  Trustees' fees                                                       7,081
  Pricing fees                                                         3,619
  Other                                                                  900
                                                                  ----------
                                                                   1,233,577
  Less expenses absorbed or waived                                   (16,601)
  Less waived distribution expenses -- Class A                          --
  Less expense paid indirectly                                          (647)
                                                                  ----------
  Total expenses                                                   1,216,329
                                                                  ----------
NET INVESTMENT INCOME                                              5,063,441
                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                            (47,269)
  Net change in unrealized appreciation/depreciation
    of investments                                                 1,133,212
                                                                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             1,085,943
                                                                  ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $6,149,384
                                                                  ==========

See accompanying notes

STATEMENTS                               DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  OF CHANGES IN NET ASSETS

                                                                                            Delaware Tax-Free Minnesota
                                                                                                   Insured Fund

                                                                                           Six Months            Year
                                                                                             Ended               Ended
                                                                                            2/28/05             8/31/04
                                                                                          (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                   $  5,063,441        $ 11,137,835
  Net realized gain (loss) on investments                                                      (47,269)          1,800,275
  Net change in unrealized appreciation/depreciation of investments                          1,133,212           4,773,712
                                                                                          ------------        ------------
  Net increase in net assets resulting from operations                                       6,149,384          17,711,822
                                                                                          ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income:
    Class A                                                                                 (4,599,354)        (10,192,697)
    Class B                                                                                   (233,968)           (544,393)
    Class C                                                                                   (207,827)           (438,367)

  Net realized gain on investments:
    Class A                                                                                 (1,001,478)                 --
    Class B                                                                                    (62,572)                 --
    Class C                                                                                    (55,205)                 --
                                                                                          ------------        ------------
                                                                                            (6,160,404)        (11,175,457)
                                                                                          ------------        ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                  6,724,239          12,638,625
    Class B                                                                                    143,538           1,540,115
    Class C                                                                                  1,612,845           2,017,231

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                  3,898,114           6,622,620
    Class B                                                                                    237,885             408,614
    Class C                                                                                    182,390             290,080
                                                                                          ------------        ------------
                                                                                            12,799,011          23,517,285
                                                                                          ------------        ------------
  Cost of shares repurchased:
    Class A                                                                                (12,064,164)        (29,823,120)
    Class B                                                                                   (980,373)         (3,681,102)
    Class C                                                                                   (762,605)         (2,538,003)
                                                                                          ------------        ------------
                                                                                           (13,807,142)        (36,042,225)
                                                                                          ------------        ------------
Increase (decrease) in net assets derived from capital share transactions                   (1,008,131)        (12,524,940)
                                                                                          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                       (1,019,151)         (5,988,575)

NET ASSETS:

  Beginning of period                                                                      253,362,853         259,351,428
                                                                                          ------------        ------------
  End of period(1)                                                                        $252,343,702        $253,362,853
                                                                                          ============        ============
(1)Undistributed (distributions in excess of) net investment income                            ($7,427)                 --

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    DELAWARE TAX-FREE MINNESOTA INSURED FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03     8/31/02(3)   8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.020     $10.740      $10.940     $10.900      $10.480     $10.520

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.226       0.479        0.498       0.514        0.514       0.507
Net realized and unrealized gain (loss) on investments          0.048       0.282       (0.197)      0.038        0.421      (0.041)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.274       0.761        0.301       0.552        0.935       0.466
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.225)     (0.481)      (0.501)     (0.512)      (0.515)     (0.506)
Net realized gain on investments                               (0.049)         --           --          --           --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.274)     (0.481)      (0.501)     (0.512)      (0.515)     (0.506)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.020     $11.020      $10.740     $10.940      $10.900     $10.480
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.50%       7.20%        2.75%       5.25%        9.14%       4.63%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $225,566    $227,018     $231,738    $239,763     $242,716    $238,486
Ratio of expenses to average net assets                         0.89%       0.89%        0.93%       0.96%        0.90%       1.00%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        0.90%       0.89%        0.93%       0.96%        0.90%       1.01%
Ratio of net investment income to average net assets            4.12%       4.37%        4.52%       4.78%        4.82%       4.93%
Ratio of net investment income to average net assets prior
  to expense limitation and expense paid indirectly             4.11%       4.37%        4.52%       4.78%        4.82%       4.92%
Portfolio turnover                                                 9%         15%          30%         15%           7%         35%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    DELAWARE TAX-FREE MINNESOTA INSURED FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03     8/31/02(3)   8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.010     $10.730      $10.940     $10.890      $10.470     $10.510

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.185       0.397        0.415       0.433        0.434       0.431
Net realized and unrealized gain (loss) on investments          0.048       0.282       (0.207)      0.048        0.422      (0.042)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.233       0.679        0.208       0.481        0.856       0.389
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.184)     (0.399)      (0.418)     (0.431)      (0.436)     (0.429)
Net realized gain on investments                               (0.049)         --           --          --           --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.233)     (0.399)      (0.418)     (0.431)      (0.436)     (0.429)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.010     $11.010      $10.730     $10.940      $10.890     $10.470
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.13%       6.41%        1.89%       4.56%        8.34%       3.86%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $13,718     $14,317      $15,647     $14,341      $12,732     $10,491
Ratio of expenses to average net assets                         1.64%       1.64%        1.68%       1.71%        1.65%       1.75%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        1.65%       1.64%        1.68%       1.71%        1.65%       1.76%
Ratio of net investment income to average net assets            3.37%       3.62%        3.77%       4.03%        4.07%       4.18%
Ratio of net investment income to average net assets prior
  to expense limitation and expense paid indirectly             3.36%       3.62%        3.77%       4.03%        4.07%       4.17%
Portfolio turnover                                                 9%         15%          30%         15%           7%         35%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    DELAWARE TAX-FREE MINNESOTA INSURED FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03     8/31/02(3)   8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.030     $10.750      $10.950     $10.910      $10.480     $10.520

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.185       0.396        0.414       0.433        0.434       0.431
Net realized and unrealized gain (loss) on investments          0.048       0.282       (0.197)      0.038        0.432      (0.042)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.233       0.678        0.217       0.471        0.866       0.389
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.184)     (0.398)      (0.417)     (0.431)      (0.436)     (0.429)
Net realized gain on investments                               (0.049)         --           --          --           --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.233)     (0.398)      (0.417)     (0.431)      (0.436)     (0.429)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.030     $11.030      $10.750     $10.950      $10.910     $10.480
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.12%       6.39%        1.97%       4.46%        8.42%       3.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $13,060     $12,028      $11,966      $6,083       $4,265      $3,615
Ratio of expenses to average net assets                         1.64%       1.64%        1.68%       1.71%        1.65%       1.75%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        1.65%       1.64%        1.68%       1.71%        1.65%       1.76%
Ratio of net investment income to average net assets            3.37%       3.62%        3.77%       4.03%        4.07%       4.18%
Ratio of net investment income to average net assets prior
  to expense limitation and expense paid indirectly             3.36%       3.62%        3.77%       4.03%        4.07%       4.17%
Portfolio turnover                                                 9%         15%          30%         15%           7%         35%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS                February 28, 2005 (Unaudited)

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly." The amount of this expense for the six months ended February 28, 2005 were as follows:

                               Delaware Tax-Free
                                  Minnesota
                                Insured Fund
                               -----------------
  Earnings credits                  $647

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                   Delaware Tax-Free
                                      Minnesota
                                    Insured Fund
                                   -----------------
  On the first $500 million            0.500%
  On the next $500 million             0.475%
  On the next $1.5 billion             0.450%
  In excess of $2.5 billion            0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below:

                                             Delaware Tax-Free
                                                 Minnesota
                                               Insured Fund
                                             -----------------
  The operating expense limitation
    as a percentage of average daily
    net assets (per annum)                          0.75%
  Expiration date                                10/31/04
  Effective November 1, 2004,
    the operating expense limitation
    as a percentage of average daily
    net assets (per annum)                          0.64%
Expiration date                                  12/29/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution and service fees through December 29, 2005 in order to prevent distribution and service fees of Class A from exceeding 0.15% of the average daily net assets for Delaware Tax-Free Minnesota Intermediate Fund.

At February 28, 2005, the Funds had liabilities payable to affiliates as follows:

                                             Delaware Tax-Free
                                                 Minnesota
                                               Insured Fund
                                             -----------------
  Investment management
    fee payable to DMC                           $84,063
  Dividend disbursing,
    transfer agent fees,
    accounting and administration fees
    and other expenses payable to DSC             20,614
  Other expenses payable to
    DMC and affiliates*                           75,833

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to each Fund by DMC employees. For the six months ended February 28, 2005, each Fund was charged internal legal services provided by DMC as follows:

                                Delaware Tax-Free
                                    Minnesota
                                  Insured Fund
                                -----------------
                                     $6,964

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For the six months ended February 28, 2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                Delaware Tax-Free
                                    Minnesota
                                  Insured Fund
                                -----------------
                                    $23,685

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. INVESTMENTS
For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                Delaware Tax-Free
                                    Minnesota
                                  Insured Fund
                                -----------------
  Purchases                        $10,642,758
  Sales                             21,051,270

At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                          Delaware Tax-Free
                                              Minnesota
                                            Insured Fund
                                          -----------------
  Cost of investments                       $232,037,862
                                            ============
  Aggregate unrealized appreciation         $ 18,344,882
  Aggregate unrealized depreciation              (74,765)
                                            ------------
  Net unrealized appreciation               $ 18,270,117
                                            ============

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                          Delaware Tax-Free
                                              Minnesota
                                            Insured Fund
                                          -----------------
  SIX MONTHS ENDED 2/28/05*
  ------------------------
  Tax-exempt income                          $ 5,041,149
  Long-term capital gain                       1,119,255
                                             -----------
  Total                                      $ 6,160,404
                                             ===========

  YEAR ENDED 8/31/04
  ------------------
  Tax-exempt income                          $11,175,457
  Ordinary income                                     --
  Long-term capital gain                              --
                                             -----------
  Total                                      $11,175,457
                                             ===========

*Tax information for the six months ended February 28, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                                Delaware Tax-Free
                                                    Minnesota
                                                  Insured Fund
                                                -----------------
  Shares of beneficial interest                   $234,128,281
  Undistributed tax-exempt income                           --
  Distributions in excess of ordinary income            (7,427)
  Undistributed long-term capital gain                      --
  Net realized capital loss on investments             (47,269)
  Capital loss carryforwards                                --
  Unrealized appreciation of investments            18,270,117
                                                  ------------
  Net assets                                      $252,343,702
                                                  ============

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended February 28, 2005, each Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discounts and premiums on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                                                Delaware Tax-Free
                                                    Minnesota
                                                  Insured Fund
                                                -----------------
  Undistributed net investment
    income (loss)                                   $(29,719)
  Accumulated realized gain (loss)                    29,719

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                          Delaware Tax-Free
                                                        Minnesota Insured Fund

                                                       Six Months     Year
                                                         Ended        Ended
                                                        2/28/05      8/31/04
Shares sold:
  Class A                                                608,844    1,150,773
  Class B                                                 13,002      140,969
  Class C                                                145,904      184,070

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                                353,154      604,266
  Class B                                                 21,568       37,314
  Class C                                                 16,497       26,432
                                                      ----------   ----------
                                                       1,158,969    2,143,824
                                                      ----------   ----------
Shares repurchased:
  Class A                                             (1,093,797)  (2,725,207)
  Class B                                                (88,907)    (335,649)
  Class C                                                (69,011)    (232,963)
                                                      ----------   ----------
                                                      (1,251,715)  (3,293,819)
                                                      ----------   ----------
Net increase (decrease)                                  (92,746)  (1,149,995)
                                                      ==========   ==========

For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

                                                                  Six Months Ended                        Year Ended
                                                                       2/28/05                              8/31/04
                                                           -------------------------------     -------------------------------
                                                           Class B     Class A                 Class B      Class A
                                                           shares      shares       Value      shares       shares     Value
                                                           ------      ------       -----      ------       ------     -----
Delaware Tax-Free Minnesota Insured Fund                   36,494      36,461      402,222     174,818      174,712  1,927,930

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

6. PROXY RESULTS
The shareholders of Voyageur Mutual Funds, Voyageur Insured Funds, Voyageur Tax Free Funds and Voyageur Intermediate Tax Free Funds (each, the "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.

                                            VOYAGEUR INSURED FUNDS
                                     ------------------------------------
                                                          SHARES VOTED
                                     SHARES VOTED FOR  WITHHELD AUTHORITY
-------------------------------------------------------------------------
Thomas L. Bennett                     25,076,354.183       602,982.118
-------------------------------------------------------------------------
Jude T. Driscoll                      25,120,168.869       559,167.432
-------------------------------------------------------------------------
John A. Fry                           25,085,403.645       593,932.656
-------------------------------------------------------------------------
Anthony D. Knerr                      25,066,460.446       612,875.855
-------------------------------------------------------------------------
Lucinda S. Landreth                   25,124,950.648       554,385.653
-------------------------------------------------------------------------
Ann R. Leven                          25,085,383.078       593,953.223
-------------------------------------------------------------------------
Thomas F. Madison                     25,067,669.009       611,667.292
-------------------------------------------------------------------------
Janet L. Yeomans                      25,123,301.246       556,035.055
-------------------------------------------------------------------------
J. Richard Zecher                     25,055,313.488       624,022.813
-------------------------------------------------------------------------

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.

                                                        FOR            AGAINST       ABSTAIN
                                                        ---            -------       -------
Delaware Tax-Free Minnesota Insured Fund          12,436,002.703     779,176.132   763,621.190

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

7. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005 or at any time during the period.

8. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies for each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                              AFFILIATED OFFICERS                          CONTACT INFORMATION
JUDE T. DRISCOLL                               MICHAEL P. BISHOF                            INVESTMENT MANAGER
Chairman                                       Senior Vice President and                    Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                             NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                           Delaware Distributors, L.P.
Private Investor                               RICHELLE S. MAESTRO                          Philadelphia, PA
Rosemont, PA                                   Executive Vice President,
                                               Chief Legal Officer and Secretary            SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                    Delaware Investments Family of Funds         DISBURSING AND TRANSFER AGENT
President                                      Philadelphia, PA                             Delaware Service Company, Inc.
Franklin & Marshall College                                                                 2005 Market Street
Lancaster, PA                                  JOHN J. O'CONNOR                             Philadelphia, PA 19103-7094
                                               Senior Vice President and Treasurer
ANTHONY D. KNERR                               Delaware Investments Family of Funds         FOR SHAREHOLDERS
Managing Director                              Philadelphia, PA                             800 523-1918
Anthony Knerr & Associates
New York, NY                                                                                FOR SECURITIES DEALERS AND FINANCIAL
                                                                                            INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                         800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                              WEB SITE
Philadelphia, PA                                                                            www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(9720)                                                        Printed in the USA
SA-MNALL [2/05] IVES 4/05                                                 J10079

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INSURED FUNDS

         Jude T. Driscoll
---------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 2, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         Jude T. Driscoll
---------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 2, 2005

         Michael P. Bishof
---------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer

Date:    May 2, 2005